PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
PLAN DESCRIPTION
PLAN DESCRIPTION

A.Plan Description:

The following description of the NorthEast Community Bank Employees’ Savings & Profit Sharing Plan and Trust (the “Plan”) provides only general information. Participants should refer to the plan document for more detailed information.

General

The Plan is a defined contribution plan sponsored by NorthEast Community Bank (the “Company”) covering substantially all employees who have attained 18 years of age.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is overseen by the Compensation Committee of the Board of Directors of the Company.

Contributions

Participants may contribute up to 60% of their gross compensation, as defined in the Plan, on a pre-tax basis or on an after-tax (“Roth”) basis, subject to Internal Revenue Code (“IRC”) limitations. Participants who are at least age 50 may make an additional pretax "catch-up" contribution subject to IRC limitations. The Plan provides for automatic enrollment in the amount of 3% of compensation for new employees who do not opt out. Participants who are automatically enrolled are also automatically increased by 1% annually up to 5%. Participants may also contribute funds from another qualified retirement plan (“rollover contributions”), subject to certain requirements.

The Company may make discretionary non-elective contributions. Participants must work at least 1,000 hours during the plan year and be employed on the last day of the plan year to be eligible for discretionary non-elective contributions. No discretionary non-elective contributions were made during 2025.

Participant Accounts

Each participant’s account is credited or charged with contributions, investment income, and administrative expenses. Investment income, including realized and unrealized gains and losses, and expenses are allocated to participant’s accounts based on each participant’s account balance within each fund. Participants determine the percentage in which contributions are to be invested in each fund. Participants may change their investment options as set forth in the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants are fully vested in that portion of their account which represents their contributions and the income earned thereon. Participants become 100% vested in the Company’s contributions and earnings thereon upon death, total and permanent disability, or attainment of normal retirement age. Otherwise, a participant’s interest in the Company’s contributions and earnings thereon vests according to the following:

Completed Years of Service	Percent Vested
1 year	0%
2 years	20%
3 years	40%
4 years	60%
5 years	80%
6 years	100%

Forfeitures

When certain terminations of participation in the Plan occur, the nonvested portion of a participant’s account represents a forfeiture, as defined by the Plan. If a forfeiting participant is re-employed and fulfills certain requirements, as set forth in the Plan, the participant’s account will be restored. Forfeitures can be used to reduce administrative expenses or to reduce employer contributions. Forfeited nonvested accounts totaled $61 and $3 at December 31, 2025 and 2024, respectively, which will be used to reduce future administrative expenses. During the year ended December 31, 2025, no forfeitures were used to reduce expenses or contributions.

Payment of Benefits

Benefits may be distributed to participants upon termination of employment by reason of retirement, disability, death, or other separation from service. Distributions from the Plan may be made in the form of a lump sum or annuity.

A participant may also request a withdrawal upon attainment of age 59 ½ or upon demonstration by the participant to the plan administrator that the participant is suffering from “hardship”, as defined in the plan document. A participant may also take a distribution from their rollover account balance at any time.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. The loans are secured by the balance in the participant's account.  Loans must bear a reasonable rate of interest.  All loans must be repaid within five years unless the proceeds are used to acquire a principal residence, in which case a longer repayment period is allowed.  No more than two loans may be outstanding at any time. Principal and interest is generally paid ratably through payroll deductions each pay period.